Note 6 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$40,000
2014	40,000
2015	40,000
2016	40,000
Thereafter	35,000
Total	$195,000